INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
Carrying amount of equity, borrowings, leases and convertible loans	$ 99,236	$ 172,621